REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

16. REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Sales of cleaning systems and other equipment	11,443	10,991	11,979	8,768
Provision of centralized dishware washing and general cleaning services	6,879	6,710	6,843	5,009
Leasing of dishware washing equipment	309	331	457	334
Revenue	18,631	18,032	19,279	14,111

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2024
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Timing of revenue recognition:
Point in time	11,979	-	11,979	8,768
Over time	-	7,300	7,300	5,343
Revenue	11,979	7,300	19,279	14,111

	For the year ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	10,991	-	10,991
Over time	-	7,041	7,041
Revenue	10,991	7,041	18,032

	For the year ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	11,443	-	11,443
Over time	-	7,188	7,188
Revenue	11,443	7,188	18,631

During the periods presented in these consolidated financial statements, the Company reports two operating segments: 1) Sales of cleaning systems and other equipment, and 2) Provision of centralized dishware washing and general cleaning services.

The CODM allocates resources to and assess the performance of each operating segment using information about the operating segment’s revenue and income (loss) from operations. The CODM regularly reviews the Company’s revenue, cost and gross profit/loss derived from each revenue stream and is also provided with information of segment expenses. The CODM does not evaluate operating segments using asset or liability information.

The following tables present summary of the Company’s breakdown of net revenues by segments and operating segment results for the years ended December 31, 2022, 2023 and 2024, respectively. There was no significant transaction between reportable segments and non-significant non-cash items (other than depreciation and amortization) for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Net revenues:
Sales of cleaning systems and other equipment	11,443	10,991	11,979	8,768
Provision of centralized dishware washing and general cleaning services	7,188	7,041	7,300	5,343
	18,631	18,032	19,279	14,111

Cost of revenues:
Sales of cleaning systems and other equipment	(7,113)	(7,570)	(7,686)	(5,626)
Provision of centralized dishware washing and general cleaning services	(6,390)	(6,096)	(6,399)	(4,684)
	(13,503)	(13,666)	(14,085)	(10,310)

Gross profit:
Sales of cleaning systems and other equipment	4,330	3,421	4,293	3,142
Provision of centralized dishware washing and general cleaning services	798	945	901	659
	5,128	4,366	5,194	3,801

Significant expenses:
Sales of cleaning systems and other equipment
Payroll expense	(1,472)	(1,104)	(2,069)	(1,514)
Other segment items (Note (i))	(758)	(657)	(874)	(640)
	(2,230)	(1,761)	(2,943)	(2,154)

Provision of centralized dishware washing and general cleaning services
Payroll expense	(367)	(342)	(479)	(351)
Other segment items (Note (i))	(124)	(104)	(130)	(95)
	(491)	(446)	(609)	(446)

Provision of expected credit loss	27	11	(55)	(40)
Interest income	-	175	194	142
Interest expense	(336)	(511)	(516)	(378)
Other unallocated expense (Note (ii))	(906)	(1,315)	(1,233)	(900)
	(1,215)	(1,640)	(1,610)	(1,176)

Net profit	1,192	519	32	25

Note
(i)	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.
(ii)	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instrument and exchange difference.

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the year ended December 31, 2024
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Geographical location:
Singapore	1,424	7,300	8,724	6,386
Malaysia	7,280	-	7,280	5,329
Other countries	3,275	-	3,275	2,396
Revenue	11,979	7,300	19,279	14,111

	For the year ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	6,128	7,041	13,169
Malaysia	1,018	-	1,018
Other countries	3,845	-	3,845
Revenue	10,991	7,041	18,032

	For the year ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,946	7,188	10,134
Malaysia	4,264	-	4,264
Other countries	4,233	-	4,233
Revenue	11,443	7,188	18,631